Financial Instruments - Summary of Changes in Level 3 Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Balance at the beginning of the year		₨ 1,152,459
Translation adjustment		12		₨ 3
Balance at the end of the year		1,286,520	$ 15,059	1,152,459
Level 3 [member] | Equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Balance at the beginning of the year		20,126		19,321
Additions		1,925		1,277
Disposals	[1],[2]	(1,828)		(416)
Gain/(loss) recognized in consolidated statement of income		321		(136)
Gain/(loss) recognized in other comprehensive income		(3,609)		(485)
Translation adjustment		456		565
Balance at the end of the year		₨ 17,391		₨ 20,126

[1]	During the year ended March 31, 2024, the Company sold its shares in Moogsoft (Herd) Inc. at a fair value of ₹ 179 and recognized a cumulative loss of ₹ 91 in other comprehensive income.
[2]	During the year ended March 31, 2025, as a result of an acquisition by other investors, the Company sold its shares of equity instruments in six companies at a fair value of ₹ 1,281 and recognized a cumulative loss of ₹ 175 in other comprehensive income and cumulative gain of ₹ 152 in consolidated statement of income.